Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Expenses by nature
Expenses by nature for the year ended December 31, 2018:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	—	5,055	115	36	46,106	51,312	29,245	5,908	86,465
Raw materials and consumables	733	4,391	282	—	10,122	15,528	—	—	15,528
Depreciation and amortization	—	1,764	118	—	115,253	117,135	9,667	767	127,569
Fuel, lubricants and others	—	117	—	—	26,267	26,384	614	192	27,190
Maintenance and repairs	—	1,452	30	—	19,715	21,197	1,573	365	23,135
Freights	47	2,519	436	—	685	3,687	—	24,700	28,387
Export taxes / selling taxes	—	—	—	—	—	—	—	42,074	42,074
Export expenses	—	—	—	—	—	—	—	2,774	2,774
Contractors and services	2,885	254	1,279	—	7,901	12,319	—	—	12,319
Energy transmission	—	—	—	—	—	—	—	2,689	2,689
Energy power	—	1,239	138	—	1,340	2,717	145	57	2,919
Professional fees	—	52	—	—	484	536	7,781	556	8,873
Other taxes	—	71	—	—	1,841	1,912	1,309	10	3,231
Contingencies	—	—	—	—	—	—	1,345	—	1,345
Lease expense and similar arrangements	—	276	3	—	—	279	1,077	53	1,409
Third parties raw materials	—	2,913	—	—	13,154	16,067	—	—	16,067
Others	3	1,697	223	—	5,067	6,990	3,324	10,070	20,384
Subtotal	3,668	21,800	2,624	36	247,935	276,063	56,080	90,215	422,358
Own agricultural produce consumed	14,262	39,800	4,922	—	101,560	160,544	—	—	160,544
Total	17,930	61,600	7,546	36	349,495	436,607	56,080	90,215	582,902

Expenses by nature for the year ended December 31, 2017:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	—	7,115	—	229	50,243	57,587	33,969	6,724	98,280
Raw materials and consumables	695	3,579	—	—	9,343	13,617	—	—	13,617
Depreciation and amortization	—	836	—	8	119,427	120,271	6,162	778	127,211
Fuel, lubricants and others	—	109	—	—	25,272	25,381	454	242	26,077
Maintenance and repairs	—	1,750	—	—	17,005	18,755	1,189	469	20,413
Freights	—	6,074	—	—	572	6,646	—	33,682	40,328
Export taxes / selling taxes	—	—	—	—	—	—	—	36,808	36,808
Export expenses	—	—	—	—	—	—	—	3,511	3,511
Contractors and services	1,054	—	—	—	6,191	7,245	—	—	7,245
Energy transmission	—	—	—	—	—	—	—	3,312	3,312
Energy power	—	1,342	—	—	1,525	2,867	190	53	3,110
Professional fees	—	51	—	—	352	403	7,519	1,633	9,555
Other taxes	—	93	—	—	1,978	2,071	845	5	2,921
Contingencies	—	—	—	—	—	—	2,174	—	2,174
Lease expense and similar arrangements	—	269	—	—	—	269	1,334	56	1,659
Third parties raw materials	—	6,808	—	—	34,161	40,969	—	—	40,969
Others	6	955	—	—	4,261	5,222	3,463	8,126	16,811
Subtotal	1,755	28,981	—	237	270,330	301,303	57,299	95,399	454,001
Own agricultural produce consumed	3,810	39,988	—	—	108,534	152,332	—	—	152,332
Total	5,565	68,969	—	237	378,864	453,635	57,299	95,399	606,333

Expenses by nature for the year ended December 31, 2016:

	Cost of production of manufactured products (Note 5)
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	—	5,590	—	206	54,225	60,021	30,935	5,358	96,314
Raw materials and consumables	468	3,927	—	—	7,025	11,420	—	—	11,420
Depreciation and amortization	—	856	—	—	102,620	103,476	5,006	695	109,177
Fuel, lubricants and others	—	86	—	—	26,307	26,393	450	368	27,211
Maintenance and repairs	—	1,408	—	—	21,641	23,049	931	390	24,370
Freights	—	4,901	14	—	330	5,245	—	29,976	35,221
Export taxes / selling taxes	—	—	—	—	—	—	—	29,375	29,375
Export expenses	—	—	—	—	—	—	—	3,649	3,649
Contractors and services	10	—	39	—	4,374	4,423	—	—	4,423
Energy transmission	—	—	—	—	—	—	—	2,890	2,890
Energy power	—	913	—	—	1,007	1,920	795	211	2,926
Professional fees	—	90	—	—	387	477	5,495	1,105	7,077
Other taxes	—	58	—	—	2,012	2,070	653	8	2,731
Contingencies	—	—	—	—	—	—	1,835	—	1,835
Lease expense and similar arrangements	—	145	—	—	—	145	1,185	51	1,381
Third parties raw materials	—	3,001	—	—	26,552	29,553	—	—	29,553
Tax recoveries	—	—	—	—	(11,527)	(11,527)	—	—	(11,527)
Others	—	1,344	—	—	4,428	5,772	3,465	6,597	15,834
Subtotal	478	22,319	53	206	239,381	262,437	50,750	80,673	393,860
Own agricultural produce consumed	—	38,935	318	—	137,410	176,663	—	—	176,663
Total	478	61,254	371	206	376,791	439,100	50,750	80,673	570,523